Inventories (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30, 2020	December 31, 2019

Raw materials	$169	$120
Inventory in progress	2,677	1,285
Finished goods	4,846	4,906
Net – advances from customers	(1,049)	(904)
Inventory Impairment	(671)	-

	$5,972	$5,407